Restructuring, Acquisition and Integration-Related Costs	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring, Acquisition and Integration-Related Costs
Restructuring, Acquisition and Integration-Related Costs

Restructuring, acquisition and integration-related costs consisted of the following during the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,,
	2010	2011	2012
	(in thousands)
2007 Restructuring Plan	$1,121	$278	$(153)
Legacy Restructuring Plans	294	—	—
Total facility exit and restructuring costs	1,415	278	(153)
Acquisition and integration-related costs	20,953	31,790	18,397
Restructuring, acquisition and integration-related costs	$22,368	$32,068	$18,244

Facility exit and restructuring costs

In August 2007, EarthLink adopted a restructuring plan (the “2007 Plan”) to reduce costs and improve the efficiency of the Company’s operations. The 2007 Plan was the result of a comprehensive review of operations within and across the Company’s functions and businesses. Under the 2007 Plan, the Company reduced its workforce by approximately 900 employees, closed office facilities in Orlando, Florida; Knoxville, Tennessee; Harrisburg, Pennsylvania and San Francisco, California and consolidated its office facilities in Atlanta, Georgia and Pasadena, California. The 2007 Plan was primarily implemented during the latter half of 2007 and during the year ended December 31, 2008. However, there have been and may continue to be changes in estimates to amounts previously recorded.

The following table summarizes facility exit and restructuring costs during the years ended December 31, 2010, 2011 and 2012 and the cumulative costs incurred to date as a result of the 2007 Plan. Facility exit and restructuring costs during the years ended December 31, 2010, 2011 and 2012 were primarily the result of changes to lease and sublease estimates in the Company’s exited facilities. Such costs have been classified as restructuring, acquisition and integration-related costs in the Consolidated Statements of Comprehensive Income.

	Year Ended December 31,,			Cumulative Costs Incurred To Date
	2010	2011	2012
	(in thousands)
Severance and personnel-related costs	$—	$—	$—	$30,764
Lease termination and facilities-related costs	1,012	355	(153)	23,935
Non-cash asset impairments	109	(77)	—	24,824
Other associated costs	—	—	—	1,131
	$1,121	$278	$(153)	$80,654

The following table summarizes activity for the liability balances associated with the 2007 Plan for the years ended December 31, 2010, 2011 and 2012, including changes during the period attributable to costs incurred and charged to expense and costs paid or otherwise settled (in thousands):

Balance as of December 31, 2009	$17,438
Accruals	1,121
Payments	(5,205)
Non-cash charges	259
Balance as of December 31, 2010	13,613
Accruals	278
Payments	(6,620)
Non-cash charges	161
Balance as of December 31, 2011	7,432
Accruals	(153)
Payments	(2,992)
Balance as of December 31, 2012	$4,287

Facility exit and restructuring liabilities due within one year of the balance sheet date are classified as other accrued liabilities and facility exit and restructuring liabilities due after one year are classified as other long-term liabilities in the Consolidated Balance Sheets. Of the unpaid balance as of December 31, 2011 and December 31, 2012, approximately $3.1 million and $2.4 million, respectively, was classified as other accrued liabilities and approximately $4.3 million and $1.9 million, respectively, was classified as other long-term liabilities.

Acquisition and Integration-Related Costs

Acquisition and integration-related costs consist of costs related to EarthLink’s acquisitions. Such costs include: 1) severance and retention costs; 2) transaction-related costs, which are direct costs incurred to effect a business combination, such as advisory, legal, accounting, valuation and other professional fees; 3) costs to settle postcombination stock awards; 4) integration-related costs, such as system conversion, rebranding costs and integration-related consulting and employee costs; and 5) facility-related costs, such as lease termination and asset impairments. Acquisition and integration-related costs are expensed in the period in which the costs are incurred and the services are received and are included in restructuring, acquisition and integration-related costs in the Consolidated Statements of Comprehensive Income.  Acquisition and integration-related costs consisted of the following during the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,,
	2010	2011	2012
	(in thousands)
Severance and retention costs	$5,047	$16,460	$6,067
Transaction-related costs	10,164	5,756	1,399
Costs to settle postcombination stock awards	5,742	—	—
Integration-related costs	—	4,044	10,452
Facility-related costs	—	5,530	479
Total acquisition and integration-related costs	$20,953	$31,790	$18,397